RELATED PARTY TRANSACTIONS AND BALANCES - Additional information (Details)	1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 item	Sep. 30, 2021 item	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Related Party Balances and Transactions
Accounts receivable, a related party			$ 9,816				$ 9,816		$ 0
Due to stockholders			17,360				17,360		18,886	$ 48,795
Amount due from related parties									7,298,208	24,311
Advances to non-controlling shareholders			18,882				18,882		19,874	15,261
Operating lease liabilities, noncurrent			97,350				97,350		47,910	95,886
Due to related parties others			2,812				$ 2,812		$ 1,785	170,546
Description of contractual period of operating lease							November 1, 2018 to October 31, 2023		November 1, 2018 to October 31, 2023
Operating lease liabilities			104,075				$ 104,075		$ 50,177	109,813
Continuing operations
Related Party Balances and Transactions
Amount due from related parties			5,992,152				5,992,152
Operating lease liabilities, noncurrent									211,953	285,371
Operating lease liabilities									246,516	161,818
Discontinued operations
Related Party Balances and Transactions
Due to stockholders			17,360				17,360		18,886	48,795
Jinkailong
Related Party Balances and Transactions
Accounts receivable, a related party			9,816				9,816
Amount due from related parties			5,351,735				5,351,735			6,635,746
Additional allowance against related party due			464,708
Promotion fee incurred			19,483	$ 19,478			87,692	$ 524,633
Due to related parties others			2,812				2,812		1,785
Revenue from related party			30,748	362,529			323,321	914,513
Rental cost			185,254				$ 333,756
Number of automobiles leased | item					370	370
Interest income				119,215				327,808
Sichuan Senmiao's
Related Party Balances and Transactions
Number of lease agreements entered | agreement							2
Operating lease, rent expense			40,490	62,353			$ 148,999	176,652
Shareholders
Related Party Balances and Transactions
Borrowings from related parties and affiliates		$ 159,000
Operating lease, rent expense									237,968	121,012
Jun Wang
Related Party Balances and Transactions
Due to stockholders									48,795	800,000
Borrowings from related parties and affiliates		159,000
Sichuan Qihuaxin Automobiles
Related Party Balances and Transactions
Maintenance fees to affiliates									942,581
Xiang Hu
Related Party Balances and Transactions
Due to stockholders									18,886	2
Borrowings from related parties and affiliates		$ 955,000
Hunan Dingchentai Investment Co
Related Party Balances and Transactions
Operating leases annual rental payments	$ 44,250
Operating lease, rent expense									45,651	$ 44,169
Operating lease, rent expense			$ 11,557	11,705			$ 46,427	34,153
Hunan Dingchentai Investment Co | Continuing operations
Related Party Balances and Transactions
Operating lease liabilities, noncurrent									56,178
Operating lease liabilities									81,908
Hunan Dingchentai Investment Co | Discontinued operations
Related Party Balances and Transactions
Operating lease liabilities, noncurrent									14,943
Operating lease liabilities									84,265
Hunan Dingchentai Investment Co | Lease II
Related Party Balances and Transactions
Operating leases annual rental payments	$ 44,250
Sichuan Yousen Automobiles Maintenance Services Ltd
Related Party Balances and Transactions
Maintenance fees to affiliates									$ 575,136
Sichuan Yousen Automobiles Maintenance Services Ltd | Sichuan Qihuaxin Automobiles
Related Party Balances and Transactions
Maintenance fees to affiliates				$ 242,046				$ 776,182